Consolidated Statements of Cash Flows (USD $)	6 Months Ended
Jun. 30, 2014
Operating activities:
Net loss	$ (8,367,818)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,223,820
Loss on marketable securities	552,085
Interest expense	400,001
Share-based compensation	397,965
Provision for losses on receivables, net	139,800
Provision for obsolete inventory	41,000
Loss on sales of assets	(406,912)
Deferred income tax	89,462
Changes in certain assets and liabilities:
Accounts receivable	(135,692)
Inventory	1,182,042
Other current assets	(161,122)
Accounts payable and accrued expenses	(833,273)
Accounts payable-related party	(277,195)
Deferred revenue	1,288,582
Other long-term liabilities	(145,896)
Net cash (used in) provided by operating activities	(5,013,151)
Investing activities:
Capital expenditures	(644,773)
Proceeds from the sale of property, plant and equipment	1,831,315
Sale of marketable securities	6,238,219
Cash acquired in acquisitions	(2,000)
Net cash (used in) provided by investing activities	7,426,761
Financing activities:
Line of credit, net change	(1,861,732)
Proceeds from long-term debt issuance	42,000
Repayments on long-term debt	(799,630)
Net cash (used in) provided by financing activities	(2,619,362)
Effect of exchange rate changes on cash	505,395
Increase (decrease) in cash	299,643
Cash and cash equivalents at beginning of year	3,876,708
Cash and cash equivalents at end of period	4,176,351
Cash paid during the year for:
Interest	130,382
Income taxes	516,602
Non-cash transactions:
Stock issued for purchase of subsidiary	$ 607,148